Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share during the period presented (in thousands, except share and per share data):

	Three Months Ended March 31,
	2020	2019
Net loss	$(8,823)	$(1,379)

Weighted-average shares used to compute net loss per common share, basic and diluted	19,979,589	10,687,106

Net loss per common share, basic and diluted	$(0.44)	$(0.13)

The following table sets forth the calculation of basic and diluted loss per share attributable to common stockholders during the period presented (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2018
Net loss attributable to common stockholders	$(5,512)	$(7,100)

Weighted-Average shares used to compute net loss per share attributable to common stockholders, basic and diluted	11,603,381	9,828,411

Net loss per share attributable to common stockholders, basic and diluted	$(0.48)	$(0.72)